Consolidated Statements of Cash Flows	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Cash flows from operating activities
Net loss	$ (1,401,827)	£ (1,109,005)	£ (2,284,466)
Adjustment to reconcile net loss to net cash provided by operating activities:
Impairment loss on inventories			86,521
Fair value loss on promissory notes	470,051	371,876	240,557
Gain on termination of life insurance policies	(13,347)	(10,559)
Depreciation	171,938	136,027	140,784
Insurance expense	56,345	44,536
Provision for expected credit losses	(118,851)	(94,023)	30,836
Deferred income tax			176,923
Change in operating assets and liabilities:
Contracts receivable	(739,668)	(585,180)	40,975
Contract assets	(670,513)	(530,469)	(17,489)
Retention receivables	(169,705)	(134,260)	(23,097)
Prepayments and other receivables	(647,688)	(512,413)	(313,541)
Inventories	928,213	734,346	824,936
Contract liabilities	(64,966)	(51,397)	209,726
Accounts payable	357,377	282,735	(59,188)
Accruals and other payables	30,917	24,460	316,932
Net cash used in operating activities	(1,811,724)	(1,433,326)	(629,591)
Cash flow from investing activities
Purchase of property, equipment and software	(40,315)	(31,895)	(1,223)
Proceeds from termination of life insurance policies	210,289	166,368
Net cash (used in) generated from investing activities	169,974	134,473	(1,223)
Cash flow from financing activities
Proceeds from issuance of preferred shares	300,000	237,342
Proceeds from bank and other borrowings	3,504,125	2,772,251	1,945,887
Repayments of bank and other borrowings	(3,469,825)	(2,745,115)	(2,226,896)
Loan from related parties	954,320	755,000
Repayment of loan from related parties	(105,153)	(83,191)
Advanced from related parties	7,002,613	5,540,042	4,832,804
Repayments to related parties	(6,493,986)	(5,137,647)	(3,716,062)
Net cash generated from financing activities	1,692,094	1,338,682	835,733
Net (decrease)/increase in cash, cash equivalents and restricted cash	50,344	39,829	204,919
Cash and cash equivalents at the beginning of the year	279,205	220,890	15,971
Cash and cash equivalents at the end of the year	329,549	260,719	220,890
Supplemental cash flow information
Interest paid	699,351	553,284	382,008
Income tax paid
Supplemental cash flow information
Initial recognition of operating lease liabilities related to right-of-use assets			359,917
Proceeds from issuance of promissory notes received by a related party on behalf of the Company, included in amounts due to related parties	241,105	190,748	332,290
Amounts due to related parties exchanged for Preferred Shares	2,874,163	2,273,863
8% Promissory Notes exchanged for Preferred Shares	$ 3,283,116	£ 2,597,402